LEASES	6 Months Ended
Sep. 30, 2019
Leases [Abstract]
LEASES

NOTE 6 - LEASES

The Company adopted ASC 842 on April 1, 2019 which requires lessees to recognize right-of-use ("ROU") asset and lease liability for all leases. The Company elected the package of transition practical expedients for existing contracts, which allowed us to carry forward our historical assessments of whether contracts are or contain leases, lease classification and determination of initial direct costs.

The Company leases property under operating leases. The Company leases its corporate office space with a size of 3,352 square feet leased from a third party through November, 2020 at the current rate of $7,752 per month; increasing to $7,891 in November 2019.  At inception the ROU and Lease Liability was calculated based on the net present value of the future lease payments over the term of the lease. When available, the Company uses the rate implicit in the lease discount payments as the incremental borrowing rate to calculate the net present value; however, the rate implicit in the lease is not readily determinable for our corporate office lease. In this case, the Company estimated its incremental borrowing rate as the interest rate it could borrow an amount equal to the lease payments over a similar term, with similar collateral as the lease, and in a similar economic environment. The Company estimated its rate using available evidence such as rates imposed by third-party lenders to the Company in recent financings or observable risk-free interest rate and credit spreads for commercial debt of a similar duration, with credit spreads correlating to the Company's estimated creditworthiness.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the condensed consolidated statements of operations. The corporate office, lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the condensed consolidated statements of operations.

Operating Lease expense for the three and six months ended September 30, 2019 was $21,681 and 43,753, respectively. The Company also has a short-term lease ending March 31, 2020 and the lease expense for this short-term lease for the three and six months ended September 30, 2019 was $11,120 and 23,597, respectively.

The right-of-use amortization for the three and six months ended September 30, 2019 was $21,681 and $43,753, respectively.

Operating Leases:
September 30, 2019
Operating lease right-of-use asset - current portion	$78,306
Operating lease right-of-use asset - non-current portion	6,526

Total Operating lease right-of-use asset	$84,832

Operating lease liability - current portion	$90,253
Operating lease liability - non-current portion	7,843

Total Operating lease liability	$98,096

Weighted average remaining lease term (in years):
Operating leases	1.08

Weighted average discount rate:
Operating leases	7.50%

Supplemental cash flow information related to leases is as follows:

Six months Ended September 30, 2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating lease	$46,509

Maturities of undiscounted lease liabilities as of September 30, 2019 are as follows:

Operating Leases
Year ending March 31, 2020 (remainder)	$47,207
Year ending March 31, 2021	55,238
Total lease payments	102,445
Less: Imputed interest	(4,349)
Total lease obligations	98,096